Debt - Asset-Backed Debt (Detail) - USD ($)	1 Months Ended
	Dec. 31, 2017	Oct. 31, 2017	Jun. 30, 2017	May 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Sep. 30, 2016	Jul. 31, 2016
Asset-Backed Debt
Debt Instrument [Line Items]
Asset-backed debt	$ 8,900,000,000
Asset Backed Notes
Debt Instrument [Line Items]
Collateral revolving period									2 years
ABS Financing Facility
Debt Instrument [Line Items]
Debt instrument maturity period								2 years 4 months 24 days
Collateral revolving period								2 years
Amount drawn from credit facilities				$ 300,000,000		$ 1,000,000,000		$ 1,500,000,000
Additional borrowing capacity								$ 1,500,000,000.0
Term loan agreement prepaid amount	400,000,000
Outstanding borrowings	$ 2,400,000,000
Senior and junior asset-backed notes | Asset Backed Notes
Debt Instrument [Line Items]
Aggregate principal amount		$ 1,400,000,000.0	$ 1,300,000,000.0		$ 1,300,000,000.0		$ 1,400,000,000.0		$ 1,200,000,000
Class A-1a Senior Secured Notes | Asset Backed Notes
Debt Instrument [Line Items]
Debt instrument maturity period		2 years 5 months 24 days
Stated interest rate on debt instrument		2.06%
Class A-1b Senior Secured Notes | Asset Backed Notes
Debt Instrument [Line Items]
Debt instrument maturity period		2 years 5 months 24 days
Class A Senior Secured Notes | Asset Backed Notes
Debt Instrument [Line Items]
Debt instrument maturity period			2 years 5 months 19 days		2 years 7 months		2 years 6 months 18 days		2 years 6 months 7 days
Stated interest rate on debt instrument			1.92%		2.06%		1.68%		1.42%
Class B Junior Secured Notes | Asset Backed Notes
Debt Instrument [Line Items]
Debt instrument maturity period		3 years 1 month 12 days	3 years 1 month 10 days		3 years 4 months 17 days		3 years 3 months 26 days		3 years 2 months 27 days
Stated interest rate on debt instrument		2.38%	2.22%		2.45%		2.15%		1.46%
Class C Junior Secured Notes | Asset Backed Notes
Debt Instrument [Line Items]
Debt instrument maturity period		3 years 4 months 6 days	3 years 4 months 2 days		3 years 7 months 21 days		3 years 7 months 2 days		3 years 6 months 4 days
Stated interest rate on debt instrument		2.53%	2.38%		2.65%		2.36%		1.61%
London Interbank Offered Rate (LIBOR) | Class A-1b Senior Secured Notes | Asset Backed Notes
Debt Instrument [Line Items]
Debt instrument, percentage points added to the reference rate		0.27%
Third Party Investors | Senior and junior asset-backed notes | Asset Backed Notes
Debt Instrument [Line Items]
Aggregate principal amount									$ 1,100,000,000